Right of Use Assets and Operating Lease Liability	12 Months Ended
Dec. 31, 2025
Right of Use Assets and Operating Lease Liability [Abstract]
Right of use assets and operating lease liability

Note 7. Right of use assets and operating lease liability

Operating lease

The Company has entered into commercial operating leases for the use of offices and warehouses as lessee. These leases have varying terms, escalation clauses and renewal rights. On February 28, 2023, the Company entered into a new lease agreement for a lease term of five years for a four-story office and warehouse facility in Singapore. The Company is committed to pay a total rental fee of approximately $3.9 million for the full lease term.

The Company has entered into a lease agreement on May 10, 2024 for an office unit located at 101 Upper Cross Street, People’s Park Centre, #02-27, Singapore 058357, with a total lease commitment of approximately $98,789 for the full lease term.

Information pertaining to lease amounts recognized in our consolidated financial statements is summarized as follows:

	As of December 31,
	2025	2024
Leasehold buildings	$4,014,297	$3,611,792
Accumulated amortization	(2,512,571)	(1,671,677)
ROU assets, net of accumulated amortization	$1,501,726	$1,940,115

	For the years ended December 31,
	2025	2024	2023
Operating lease cost:
Operating lease costs	$827,349	$148,921	$114,694
Short-term lease costs	576,841	497,785	246,489
	$1,404,190	$646,706	$361,183

Supplemental cash flow information:
Operating cash flows from operating leases	$678,818	$599,701	$295,416
Right-of-use obtained in exchange for new operating lease liabilities	-	91,718	3,045,610
Weighted-average remaining lease term (years):
Operating leases	2.17	3.12	5.04

As of December 31, 2025 and 2024, the weighted-average discount rate for operating leases was 6.0% and 6.0%, respectively.

Operating leases
Years Ended December 31,
2026	$846,794
2027	799,918
2028	223,026
2029	-
Total operating lease payment	1,869,738
Less: Imputed interest	(111,697)
Present value of operating lease liabilities	1,758,041
-
Operating lease liabilities – current	$768,538
Operating lease liabilities – non-current	$989,503